Risk Management - Summary of the Effect of Unconditional Netting (Detail) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of offsetting of financial liabilities [Line Items]
Gross amounts of financial instruments	$ 8,780	$ 8,877
Credit Linked Note [member]
Disclosure of offsetting of financial liabilities [Line Items]
Gross amounts of financial instruments	679	461
Amounts subject to an enforceable netting arrangement	(679)	(461)
Net amounts of financial instruments presented in the Consolidated Statements of Financial Position	0	0
Variable Funding Surplus Note [member]
Disclosure of offsetting of financial liabilities [Line Items]
Gross amounts of financial instruments	(679)	(461)
Amounts subject to an enforceable netting arrangement	679	461
Net amounts of financial instruments presented in the Consolidated Statements of Financial Position	$ 0	$ 0